VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—16.3%
Commercial Services—5.9%
Block, Inc. 0.125%, 3/1/25	$ 10,000	$ 9,892
Internet—5.1%
Wayfair, Inc. 1.125%, 11/1/24	8,850	8,518
Software—2.4%
PROS Holdings, Inc. 1.000%, 5/15/24	4,000	3,960
Transportation—2.9%
Air Transport Services Group, Inc. 1.125%, 10/15/24	5,000	4,853
Total Convertible Bonds and Notes (Identified Cost $27,420)		27,223

Corporate Bonds and Notes—40.6%
Aerospace & Defense—2.5%
Howmet Aerospace, Inc. 5.125%, 10/1/24	4,108	4,087
Auto Manufacturers—3.9%
Ford Motor Credit Co. LLC 4.063%, 11/1/24	6,500	6,436
Computers—4.7%
Seagate HDD Cayman 4.750%, 1/1/25	8,000	7,921
Containers & Packaging—1.5%
Owens-Brockway Glass Container, Inc. 144A 5.375%, 1/15/25(1)	2,610	2,571
Entertainment—6.2%
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)	6,500	6,450
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(1)	4,000	3,960
		10,410

Financial Services—4.8%
Navient Corp. 5.875%, 10/25/24	8,000	7,980
Leisure Time—5.9%
NCL Corp., Ltd. 144A 3.625%, 12/15/24(1)	10,000	9,807
Lodging—5.1%
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	8,554	8,541
Oil, Gas & Consumable Fuels—2.2%
Occidental Petroleum Corp. 6.950%, 7/1/24	3,600	3,604
	Par Value	Value

Passenger Airlines—3.8%
Delta Air Lines, Inc. 2.900%, 10/28/24	$ 6,500	$ 6,402
Total Corporate Bonds and Notes (Identified Cost $68,386)		67,759

Leveraged Loans—39.6%
Advertising—0.9%
Advantage Sales & Marketing, Inc. (3 month Term SOFR + 4.512%) 9.818% - 9.835%, 10/28/27 (2)	1,465	1,462
Aerospace & Defense—0.9%
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.059%, 8/24/28 (2)	1,500	1,507
Apparel—0.9%
Crocs, Inc. 2024 (1-3 month Term SOFR + 2.250%) 7.552% - 7.566%, 2/20/29 (2)	1,482	1,487
Automobile Components—1.0%
Adient U.S. LLC Tranche B-2 (1 month Term SOFR + 2.750%) 8.066%, 1/31/31 (2)	1,635	1,640
Chemicals—0.6%
Ecovyst Catalyst Technologies LLC (3 month Term SOFR + 2.600%) 7.930%, 6/9/28 (2)	970	968
Commercial Services—3.3%
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 9.166%, 5/12/28 (2)	975	975
Avis Budget Car Rental LLC Tranche B (1 month Term SOFR + 1.864%) 7.180%, 8/6/27 (2)	1,732	1,711
Hertz Corp. (The)
Tranche B (1 month Term SOFR + 3.364%) 8.680%, 6/30/28 (2)	1,233	1,131
Tranche C (1 month Term SOFR + 3.364%) 8.680%, 6/30/28 (2)	239	219
WEX, Inc. Tranche B-1 (1 month Term SOFR + 2.000%) 7.316%, 3/31/28 (2)	1,467	1,471
		5,507

Computers—1.6%
Conduent Business Services LLC Tranche B (1 month Term SOFR + 4.364%) 9.680%, 10/16/28 (2)	474	473
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.566%, 1/17/31 (2)	988	990
McAfee Corp. Tranche B-1 (1 month Term SOFR + 3.850%) 9.177%, 3/1/29 (2)	1,179	1,179
		2,642

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Containers & Packaging—0.9%
Pactiv Evergreen Group Holdings, Inc. Tranche B-3 (1 month Term SOFR + 3.364%) 8.680%, 9/24/28 (2)	$ 1,465	$ 1,472
Electronic Equipment, Instruments & Components—0.7%
Energizer Holdings, Inc. (1 month Term SOFR + 2.364%) 7.680%, 12/22/27 (2)	1,245	1,243
Electronics—0.5%
Coherent Corp. Tranche B-1 (1 month Term SOFR + 2.500%) 7.829%, 7/2/29 (2)	870	872
Entertainment—5.4%
AMC Entertainment Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.114%) 8.433%, 4/22/26 (2)	950	823
Caesars Entertainment, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.066%, 2/6/31 (2)	1,500	1,501
Cedar Fair LP Tranche B (1 month Term SOFR + 2.000%) 0.000%, 4/18/31 (2)(3)	2,000	2,000
Penn National Gaming, Inc. Tranche B (1 month Term SOFR + 2.850%) 8.166%, 5/3/29 (2)	1,484	1,484
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.071%, 4/14/29 (2)	1,500	1,501
SeaWorld Parks & Entertainment, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 7.816%, 8/25/28 (2)	1,733	1,731
		9,040

Environmental Services—0.5%
GFL Environmental, Inc. 2023 (3 month Term SOFR + 2.500%) 7.826%, 5/31/27 (2)	838	841
Food & Beverage—0.6%
U.S. Foods, Inc. 2021, Tranche B (1 month Term SOFR + 2.000%) 7.316%, 11/22/28 (2)	912	916
Food Service—0.9%
Aramark Services, Inc. Tranche B-7 (1 month Term SOFR + 2.000%) 7.316%, 4/6/28 (2)	1,500	1,499
Healthcare-Services—0.9%
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.316%, 3/6/27 (2)	1,436	1,437
Internet—1.2%
Go Daddy Operating Co. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.316%, 11/9/29 (2)	1,985	1,985
	Par Value	Value

Leisure Time—1.3%
Carnival Corp. 2028 (1 month Term SOFR + 2.750%) 8.067%, 10/18/28 (2)	$ 1,149	$ 1,152
Topgolf Callaway Brands Corp. (1 month Term SOFR + 3.000%) 8.316%, 3/15/30 (2)	990	993
		2,145

Lodging—0.7%
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.500%) 7.816%, 8/2/28 (2)	1,219	1,220
Machinery-Diversified—0.9%
Gardner Denver, Inc. Tranche B-1 (1 month Term SOFR + 1.850%) 7.166%, 3/1/27 (2)	1,561	1,563
Media—3.3%
Charter Communications Operating LLC
Tranche B-2 (3 month Term SOFR + 1.750%) 7.052%, 2/1/27 (2)	972	971
Tranche B-4 (3 month Term SOFR + 2.000%) 7.302%, 12/7/30 (2)	499	492
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.680%, 8/2/29 (2)	780	779
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.930%, 9/18/26 (2)	774	774
Sinclair Television Group, Inc. Tranche B-3 (3 month Term SOFR + 3.262%) 8.591%, 4/1/28 (2)	1,215	947
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.936%, 1/31/28 (2)	1,500	1,471
		5,434

Metal Fabricate/Hardware—0.4%
Advanced Drainage Systems, Inc. (1 month Term SOFR + 2.350%) 7.679%, 7/31/26 (2)	598	601
Miscellaneous Manufacturing—0.8%
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.916%, 3/31/27 (2)	1,365	1,368
Oil, Gas & Consumable Fuels—0.0%
Lealand Finance Co. B.V. (1 month Term SOFR + 4.114%) 9.430%, 12/31/27 (2)(4)	181	54
Passenger Airlines—0.6%
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.336%, 4/20/28 (2)	800	831
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.075%, 10/20/27 (2)	214	221
		1,052

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—2.0%
Jazz Financing Lux S.a.r.l. Tranche B-1 (1 month Term SOFR + 3.115%) 8.430%, 5/5/28 (2)	$ 1,994	$ 2,005
Organon & Co. (1 month Term SOFR + 3.114%) 8.433%, 6/2/28 (2)	1,319	1,324
		3,329

Retail—1.8%
Academy Ltd. (1 month Term SOFR + 3.864%) 9.193%, 11/5/27 (2)	306	305
Burlington Coat Factory Warehouse Corp. Tranche B-6 (1 month Term SOFR + 2.114%) 7.430%, 6/24/28 (2)	1,327	1,327
Restoration Hardware, Inc. (1 month Term SOFR + 2.614%) 7.930%, 10/20/28 (2)	1,462	1,426
		3,058

Semiconductors—1.3%
Entegris, Inc. Tranche B (3 month Term SOFR + 1.750%) 7.059%, 7/6/29 (2)	690	692
MKS Instruments, Inc. 2023, Tranche B (1 month Term SOFR + 2.500%) 7.823%, 8/17/29 (2)	1,452	1,453
		2,145

Software—4.1%
Applovin Corp. 2030 (1 month Term SOFR + 2.500%) 7.816%, 8/16/30 (2)	1,496	1,495
BMC Software 2028 (1 month Term SOFR + 4.250%) 9.566%, 12/29/28 (2)	855	860
Dayforce, Inc. (1 month Term SOFR + 2.500%) 7.816%, 2/26/31 (2)	2,000	2,002
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.566%, 1/31/31 (2)	1,496	1,491
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.166%, 1/31/30 (2)	918	920
		6,768

Telecommunications—1.6%
Ciena Corp. 2023 (1 month Term SOFR + 2.000%) 7.315%, 10/24/30 (2)	1,721	1,723
Frontier Communications Corp. Tranche B (1 month Term SOFR + 3.864%) 9.180%, 10/8/27 (2)	972	969
		2,692

Total Leveraged Loans (Identified Cost $66,594)		65,947

Shares
Common Stocks—0.1%
Banks—0.1%
CCF Holdings LLC(4)(5)	1,369,231	128
	Shares	Value
Banks—continued
CCF Holdings LLC Class M(4)(5)	293,320	$ 27
		155

Total Common Stocks (Identified Cost $2,614)		155

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	485,227	—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—96.6% (Identified Cost $165,014)		161,084

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.184%)(6)	4,598,740	4,599
Total Short-Term Investment (Identified Cost $4,599)		4,599

TOTAL INVESTMENTS—99.3% (Identified Cost $169,613)		$165,683
Other assets and liabilities, net—0.7%		1,135
NET ASSETS—100.0%		$166,818

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $31,329 or 18.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of April 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after April 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
Country Weightings†
United States	86%
Bermuda	6
Cayman Islands	5
Luxembourg	1
Canada	1
Panama	1
Total	100%
† % of total investments as of April 30, 2024.
The following table summarizes the value of the Fund’s investments as of April 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$27,223	$—	$27,223	$—
Corporate Bonds and Notes	67,759	—	67,759	—
Leveraged Loans	65,947	—	65,893	54
Equity Securities:
Common Stocks	155	—	—	155
Warrant	—	—	—	—(1)
Money Market Mutual Fund	4,599	4,599	—	—
Total Investments	$165,683	$4,599	$160,875	$209

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $54 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended April 30, 2024.
See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.